Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies Text Block [Abstract]
Hold share capital percentage			80.00%
Amount of paycheck protection program				$ 900
Interest rate				1.00%
Other account receivables		$ 450	$ 464
Revenue	$ 361	$ 4,420	$ 4,961	$ 4,900
New standards, interpretations and amendments not yet effective
T.	New standards, interpretations and amendments not yet effective.

There are several standards, amendments to standards, and interpretations, which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the period beginning January 1, 2023:

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);

●	Definition of Accounting Estimates (Amendments to IAS 8); and

●	Deferred Tax Related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12).

The following amendments are effective for the period beginning January 1, 2024:

●	IFRS 16 Leases (Amendment – Liability in a Sale and Leaseback)

●	IAS 1 Presentation of Financial Statements (Amendment – Classification of Liabilities as Current or Non-current)

●	IAS 1 Presentation of Financial Statements (Amendment – Non-current Liabilities with Covenants)

The Company is currently assessing the impact of these new accounting standards and amendments.

The Company does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Company.

Transactions with shareholders
W.	Transactions with shareholders

A loan received from the controlling shareholder is recorded on first recognition in the financial statements of the Company as a liability according to its fair value. The difference between the amount of the loan received or given and its fair value on the date of recognition for the first time is recognized in equity. After first recognition, the loan is presented in the financial statements of the Company in accordance with the effective interest method.